INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2019	2018

Raw materials	$1,264	$551
Finished goods	9,404	10,794

	$10,668	$11,345